FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges on accumulated other comprehensive income (loss) and net income during the three months and nine months ended September 30, 2019 and 2018 (in millions):

		Recognized in Net Income
For the Three Months Ended September 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2019
Foreign exchange contracts	$(42)
		Net sales	2
		Cost of goods sold	(17)
		Other, Net	(3)
Interest rate contracts	(6)	Interest expense	(3)
Total	$(48)		$(21)
2018
Foreign currency contracts	$20
		Net sales	(2)
		Cost of goods sold	(6)
		Other, Net	10
Interest rate contracts	(4)	Interest expense	(2)
Total	$16		$—

		Recognized in Net Income
For the Nine Months Ended September 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2019
Foreign exchange contracts	(87)
		Net sales	(2)
		Cost of goods sold	(46)
		Other, Net	(10)
Interest rate contracts	(26)	Interest expense	(6)
Total	(113)		$(64)
2018
Foreign currency contracts	31
		Net sales	(1)
		Cost of goods sold	14
		Other, Net	24
Interest rate contracts	9	Interest expense	(4)
Total	$40		$33

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and nine months ended September 30, 2019 and 2018 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(in millions)		(in millions)
Cash flow hedges	$(2)	$2	$2	$1	Net sales
	17	6	46	(14)	Cost of goods sold
	3	(10)	10	(24)	Other, net
	3	2	6	4	Interest expense
	(4)	1	(10)	5	Income taxes
	$17	$1	$54	$(28)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$18	$20	$52	$62	*
Amortization of prior service cost	(32)	(30)	(91)	(52)	*
	(4)	(3)	(14)	2	Income taxes
	$(18)	$(13)	$(53)	$12
Total reclassifications, net of tax	$(1)	$(12)	$1	$(16)
(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.

Summary of Impact of Changes in Fair Value of Fair Value Hedges and Derivatives Not Designated as Hedging Instruments on Earnings
The following table summarizes the activity in accumulated other comprehensive income related to the derivatives held by the Company during the nine months ended September 30, 2019 and 2018:

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2018	$(23)	$1	$(22)
Net changes in fair value of derivatives	(113)	20	(93)
Net losses reclassified from accumulated other comprehensive income into income	64	(10)	54
Accumulated derivative net losses as of September 30, 2019	$(72)	$11	$(61)

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2017	$1	$—	$1
Net changes in fair value of derivatives	40	(2)	38
Net losses reclassified from accumulated other comprehensive income into income	(33)	5	(28)
Accumulated derivative net losses as of September 30, 2018	$8	$3	$11

The following tables summarize the impact that changes in the fair value of fair value hedges and derivatives not designated as hedging instruments had on earnings (in millions) for the three and nine months ended September 30, 2019:

		For the Three Months Ended September 30,
	Classification of Gain	2019	2018
Fair Value Hedges
Interest rate derivatives	Interest expense	$7	$(3)

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$29	$24

		For the Nine Months Ended September 30,
	Classification of Gain	2019	2018
Fair Value Hedges
Interest rate derivatives	Interest expense	$38	$(13)

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$(39)	$133

Summary of Fair Value of Derivatives
The fair values of CNH Industrial’s derivatives as of September 30, 2019 and December 31, 2018 in the condensed consolidated balance sheets are recorded as follows:

	September 30, 2019		December 31, 2018
in millions of dollars	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	61	Derivative assets	21
Foreign currency contracts	Derivative assets	38	Derivative assets	52
Total derivative assets designated as hedging instruments		99		73
Interest rate contracts	Derivative liabilities	44	Derivative liabilities	29
Foreign currency contracts	Derivative liabilities	80	Derivative liabilities	41
Total derivative liabilities designated as hedging instruments		124		70
Derivatives not designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	—	Derivative assets	1
Foreign currency contracts	Derivative assets	36	Derivative assets	24
Total derivative assets not designated as hedging instruments		36		25
Interest rate contracts	Derivative liabilities	—	Derivative liabilities	—
Foreign currency contracts	Derivative liabilities	8	Derivative liabilities	38
Total derivative liabilities not designated as hedging instruments		8		38

Summary of Fair Value Hierarchy Levels
The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2019 and December 31, 2018:

	Level 1		Level 2		Total
	September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$74	$76	$74	$76
Interest rate derivatives	—	—	61	22	61	22
Investments	1	1	—	—	1	1
Total Assets	$1	$1	$135	$98	$136	$99
Liabilities
Foreign exchange derivatives	$—	$—	$(88)	$(79)	$(88)	$(79)
Interest rate derivatives	—	—	(44)	(29)	(44)	(29)
Total Liabilities	$—	$—	$(132)	$(108)	$(132)	$(108)

Summary of Estimated Fair Market Values
The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of September 30, 2019 and December 31, 2018 are as follows:

	September 30, 2019		December 31, 2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$18,455	$18,345	$19,167	$19,017
Debt	$23,906	$24,366	$24,445	$24,481